Concentrations of Credit Risk and Major Customers (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplier A [Member]
Concentration Risk [Line Items]
Supplier, concentration risk percentage	10.65%	14.12%		[1]
Supplier B [Member]
Concentration Risk [Line Items]
Supplier, concentration risk percentage	13.23%	13.39%	15.51%

[1]	Less than 10%